Filed Pursuant to Rule 497(e)
 1933 Act File No. 333-17391
1940 Act File No. 811-07959
ADVISORS SERIES TRUST

On behalf of Advisors Series Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement dated October 29, 2018 to the Summary Prospectus, Prospectus and Statement of Additional Information dated January 28, 2018, for the Scharf Multi-Asset Opportunity Fund filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) under the Securities Act on October 29, 2018.  The purpose of this filing is to submit the XBRL exhibits for the risk/return summary provided in the 497(e) filing (Accession Number 0000894189-18-005860).

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE